UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Principal Amount	Value
Asset-Backed Securities - 12.19%
Accredited Mortgage Loan Trust
2005-3, 0.630%, 09/25/2035 (d)	$148,000	$145,152
Aegis Asset Backed Securities Trust
2005-1, 0.731%, 03/25/2035 (d)	170,000	162,253
2005-3, 0.665%, 08/25/2035 (d)	330,000	288,585
American Airlines Trust
2014-1, 4.375%, 10/1/2022	281,401	285,622
American Credit Acceptance Receivables Trust
A, 1.450%, 04/16/2018 (a)	16,633	16,640
American Express Credit Account Master Trust
A, 0.556%, 12/15/2021 (d)	300,000	299,766
American Express Issuance II
2013-2, 0.616%, 08/15/2019 (d)	110,000	110,450
AmeriCredit Automobile Receivables Trust
C, 1.570%, 01/08/2019	40,000	40,064
C, 2.290%, 11/08/2019	260,000	262,998
C, 2.150%, 03/09/2020	190,000	190,236
C, 2.180%, 06/08/2020	160,000	160,303
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.871%, 04/25/2034 (a)	200,539	197,994
Ameriquest Mortgage Securities, Inc.
2003-10, 0.941%, 12/25/2033 (d)	183,974	179,753
2005-R7, 0.685%, 09/25/2035 (d)	150,000	134,721
Argent Securities, Inc.
2005-W2, 0.675%, 10/25/2035 (d)	320,000	262,838
ARL Second LLC
201400.00%, 3.970%, 06/15/2044 (a)	350,000	361,756
BA Credit Card Trust
2014-3A, 0.476%, 01/15/2020 (d)	295,000	295,386
Barclays Dryrock Issuance Trust
2014-2, 0.526%, 03/16/2020 (d)	275,000	274,882
Cabela's Credit Card Master Trust
2011-IV, 1.900%, 10/15/2019 (a)	130,000	131,718
2014-II, 0.631%, 07/15/2022 (d)	203,000	202,677
Carfinance Capital Auto Trust
A, 1.750%, 11/15/2017 (a)	13,913	13,934
A, 1.750%, 06/15/2021 (a)	146,085	146,307
Carrington Mortgage Loan Trust
2005-OPT2, 1.160%, 05/25/2035 (d)	100,000	86,460
2006-RFC1, 0.0.335%, 05/25/2036 (d)	216,160	204,636
2005-NC3, 0.645%, 06/25/2035 (d)	310,000	299,655
2005-NC5, 0.665%, 10/25/2035 (d)	280,000	245,786
2006-NC1, 0.495%, 01/25/2036 (d)	380,000	315,317
Centex Home Equity Loan Trust
2004-A, 0.785%, 01/25/2034 (d)	312,881	293,039
2005-D, 0.665%, 10/25/2035 (d)	435,000	384,088
Chase Issuance Trust
2014-5A, 0.556%, 04/15/2021 (d)	635,000	635,838
Chrysler Capital Auto Receivable
D, 2.640%, 07/15/2021 (a)	350,000	347,904
CIT Equipment Collateral
2014-VT1, 1.500%, 10/21/2019 (a)	385,000	385,754
Citibank Credit Card Issuance Trust
2014-A7, 0.385%, 08/24/2018 (d)	285,000	285,074
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.664%, 05/25/2035 (d)	325,000	283,026
M-1, 0.935%, 05/25/2035 (a)(d)	105,417	105,159
CLI Funding V LLC
2013-1, 2.830%, 03/18/2028 (a)	156,667	156,422
2013-2, 3.220%, 06/18/2028 (a)	185,603	187,463
2014-1, 3.290%, 06/18/2029 (a)	208,123	209,994
2014-2, 3.380%, 10/18/2029 (a)	150,667	152,443

CPS Auto Trust
2014-C, 1.310%, 02/15/2019 (a)	221,998	221,323
CWABS, Inc.
2004-5, 0..685%, 10/25/2034 (d)	442,403	407,479
DT Auto Owner Trust
2014-2, 2.460%, 01/15/2020 (a)	180,000	180,592
Element Rail Lease II
A-2, 3.585%, 02/19/2045 (a)	440,000	441,671
Ellington Loan Acquisition Trust
2007-2, 1.285%, 05/25/2037 (a)(d)	331,085	298,802
EquiFirst Mortgage Loan Trust
2003-2, 1.308%, 09/25/2033 (d)	275,315	270,492
Exeter Automobile Receivables Trust
2014-1, 1.290%, 05/15/2018 (a)	56,554	56,609
2014-2, 1.060%, 08/15/2018 (a)	16,671	16,646
Fieldstone Mortgage Investment Trust
2005-1, 1.306%, 03/25/2035 (d)	200,000	181,353
First Franklin Mortgage Loan Trust
2005-FF1, 0.920%, 12/25/2034 (d)	202,705	194,604
M-5, 1.760%, 01/25/2035 (d)	95,000	94,520
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018 (a)	73,757	73,830
2013-2, 1.940%, 01/15/2019 (a)	59,100	59,425
2014-1, 2.550%, 02/18/2020 (a)	65,000	65,374
Ford Credit Auto Owner Trust 2015-REV1
A, 2.120%, 07/15/2026 (a)	210,000	211,429
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028 (a)	197,917	198,208
2014-1, 3.190%, 07/17/2029 (a)	229,167	230,167
GSAMP Trust
2005-HE6, 0.625%, 11/25/2035 (d)	350,000	327,695
Home Equity Mortgage Trust
2004-5, 1.785%, 02/25/2035 (d)	92,228	87,589
HSI Asset Securitization Trust
2006-OPT2, 0.575%, 01/25/2036 (d)	390,000	310,083
IndyMac Residential Asset Backed Trust
M-3, 0.675%, 08/25/2035 (d)	175,000	160,612
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.335%, 05/25/2036 (d)	155,435	154,192
2007-CH1, 0.461%, 11/25/2036 (d)	210,000	181,413
Long Beach Mortgage Loan Trust
2005-1, 1.055%, 02/25/2035 (d)	185,000	169,516
MASTR Asset Backed Securities Trust
2006-HE1, 0.475%, 01/25/2036 (d)	330,000	302,992
Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 1.010%, 08/25/2034 (d)	240,000	225,619
2005-HE3, 1.160%, 07/25/2035 (d)	392,010	350,407
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.310%, 05/25/2032 (d)	178,255	169,514
New Century Home Equity Loan Trust
2005-B, 0.585%, 10/25/2035 (d)	200,000	188,070
Newcastle Mortgage Securities Trust
A-4, 0.465%, 03/25/2036 (d)	170,884	167,437
Nissan Master Owner Trust
2013-A, 0.486%, 02/15/2018 (d)	330,000	330,076
OnDeck Asset Securitization Trust LLC
2014-1, 3.150%, 05/17/2018 (a)	205,000	205,701
OneMain Financial Issuance Trust
2014-1 A, 2.430%, 06/18/2024 (a)	335,000	336,154
2014-2 A, 2.470%, 09/18/2024 (a)	175,000	175,180
2015-2 A, 2.570%, 07/18/2025 (a)	500,000	499,995
2015-1 A, 3.190%, 03/18/2026 (a)	255,000	257,101
Prestige Auto Receivables Trust
2014-1 B, 1.910%, 04/15/2020 (a)	115,000	115,285
RAMP Trust
2005-RZ1, 0.815%, 04/25/2035 (d)	232,064	208,807
2006-RZ2, 0.745%, 05/25/2035 (d)	330,000	292,889
2005-RZ7, 0.685%, 07/25/2035 (d)	380,000	334,436
2006-RZ1, 0.585%, 03/25/2036 (d)	330,000	299,829

RASC Trust
2005-KS6, 0.835%, 07/25/2035 (d)	325,000	283,802
2005-KS6, 0.645%, 01/25/2036 (d)	390,000	333,538
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	85,000	85,461
2013-5, 2.250%, 06/17/2019	315,000	319,389
2014-2, 2.330%, 11/15/2019	195,000	197,648
2013-4, 3.250%, 01/15/2020	375,000	386,521
2014-1, 2.360%, 04/15/2020	305,000	307,304
2014-3, 2.130%, 08/17/2020	285,000	287,592
SoFi Professional Loan Program
A-1, 1.785%, 06/25/2025 (a)(d)	142,904	144,998
Soundview Home Loan Trust
2005-OPT1, 0.635%, 06/25/2035 (d)	450,000	397,990
2005-OPT3, 0.655%, 11/25/2035 (d)	260,000	218,572
2005-4, 0.655%, 03/25/2036 (d)	495,000	420,671
Springleaf Funding Trust
2015-A, 3.160%, 11/15/2024 (a)	335,000	340,869
Structured Asset Investment Loan Trust
2004-6, 0.985%, 07/25/2034 (d)	263,348	251,275
2004-8, 1.085%, 09/25/2034 (d)	163,172	157,124
2005-3, 0.845%, 04/25/2035 (d)	359,000	336,725
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC1, 0.701%, 02/25/2035 (d)	440,000	388,087
2005-NC2, 0.615%, 05/25/2035 (d)	155,000	150,848
2006-AM1, 0.345%, 04/25/2036 (d)	165,198	157,239
Synchrony Credit Card Master Note Trust
A, 1.610%, 11/15/2020	425,000	427,154
TAL Advantage V LLC
2013-2, 3.550%, 11/20/2038 (a)	259,250	262,725
2014-1, 3.510%, 02/22/2039 (a)	145,250	146,798
2014-2, 3.330%, 05/20/2039 (a)	159,083	161,019
Textainer Marine III
2014-1, 3.270%, 10/20/2039 (a)	131,833	132,724
Trinity Rail Leasing
2013-1, 3.898%, 07/15/2043 (a)	114,831	116,392
United Airlines Pass Through Trust
A, 6.636%, 07/02/2022	275,889	297,961
United Auto Credit Securities Trust
2015-1 C, 2.250%, 06/17/2019 (a)	115,000	115,698
US Airways Pass Through Trust
2012-2, 4.625%, 06/03/2025	122,267	129,603
VFC LLC
2014-2, 2.750%, 07/20/2030 (a)	171,354	171,378
Westlake Auto Receivables Trust
2014-1 B, 1.240%, 11/15/2019 (a)	110,000	110,058
2014-1 C, 1.700%, 11/15/2019 (a)	175,000	174,958
World Financial Network Credit Card Mortgage Trust
A, 0.566%, 12/15/2019 (d)	335,000	335,280
Total Asset-Backed Securities (Cost $25,094,467)		25,542,610

Corporate Bonds - 18.43%
Accommodation - 0.02%
Marina District Finance Co.
9.875%, 08/15/2018	41,000	42,691
Ambulatory Health Care Services - 0.03%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	68,575
Beverage and Tobacco Product Manufacturing - 0.29%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	114,267
9.950%, 11/10/2038	177,000	296,651
Reynolds American, Inc.
7.250%, 06/15/2037	45,000	56,728
4.750%, 11/01/2042	150,000	144,400
		612,046
Broadcasting (except Internet) - 0.19%
CBS Corp.
4.600%, 01/15/2045	185,000	171,162
Sirius XM Radio, Inc.

5.375%, 04/15/2025 (a)	70,000	70,280
Viacom, Inc.
5.850%, 09/01/2043	145,000	150,867
		392,309
Building Material and Garden Equipment and Supplies Dealers - 0.22%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	455,817
Chemical Manufacturing - 0.72%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,271
3.600%, 05/14/2025	420,000	423,546
Dow Chemical Co.
4.625%, 10/01/2044	40,000	38,893
Eastman Chemical Co.
4.650%, 10/15/2044	500,000	495,903
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	346,119
Monsanto Co.
4.700%, 07/15/2064	180,000	163,153
		1,512,885
Clothing and Clothing Accessories Stores - 0.06%
Men's Wearhouse, Inc.
7.000%, 07/01/2022 (a)	110,000	117,150
Computer and Electronic Product Manufacturing - 0.28%
CommScope, Inc.
4.375%, 06/15/2020 (a)	70,000	70,788
Hewlett Packard Co.
4.300%, 06/01/2021	100,000	106,101
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	165,336
Medtronic, Inc.
4.375%, 03/15/2035 (a)	245,000	251,660
		593,885
Credit Intermediation and Related Activities - 4.08%
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	81,440
3.250%, 09/29/2017	90,000	90,562
3.250%, 02/13/2018	390,000	389,512
Bank of America Corp.
1.144%, 04/01/2019 (d)	320,000	322,571
3.300%, 01/11/2023	465,000	466,647
4.200%, 08/26/2024	115,000	117,051
4.000%, 01/22/2025	435,000	434,405
3.950%, 04/21/2025	135,000	134,049
6.250%, 09/29/2049 (d)	175,000	178,719
6.100%, 12/29/2049 (d)	190,000	191,900
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	608,268
Citigroup, Inc.
0.967%, 04/27/2018 (d)	775,000	774,887
4.050%, 07/30/2022	65,000	67,886
3.875%, 03/26/2025	375,000	372,208
4.300%, 11/20/2026	205,000	208,309
8.125%, 07/15/2039	190,000	287,280
5.800%, 11/29/2049 (d)	325,000	327,844
6.300%, 12/29/2049 (d)	215,000	216,075
Discover Financial Services
3.750%, 03/04/2025	185,000	181,481
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	201,194
1.724%, 12/06/2017	400,000	399,422
1.214%, 01/09/2018 (d)	300,000	301,646
General Electric Capital Corp.
5.250%, 06/29/2049 (d)	315,000	332,719
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	37,019
3.500%, 07/10/2019	145,000	148,203
3.150%, 01/15/2020	170,000	170,292
HSBC Bank USA, N.A.

4.875%, 08/24/2020	480,000	537,890
JPMorgan Chase & Co.
3.875%, 09/10/2024	265,000	267,008
Wells Fargo & Co.
4.100%, 06/03/2026	505,000	521,883
Wells Fargo Capital X
5.950%, 12/01/2036	165,000	168,712
		8,537,082
Diversified Financial Services- 1.54%
American Express Co.
5.200%, 05/29/2049 (d)	190,000	190,427
4.900%, 12/29/2049 (d)	340,000	334,050
Capital One Financial Co.
5.550%, 12/29/2049 (d)	460,000	461,725
Education Realty Operating Partnership, LP
4.600%, 12/01/2024	315,000	323,811
EMD Finance LLC
2.400%, 03/19/2020 (a)	1,150,000	1,161,559
MetLife, Inc.
5.250%, 12/29/2049 (d)	370,000	371,387
Morgan Stanley
5.550%, 12/29/2049 (d)	385,000	386,925
		3,229,884
Educational Services - 0.04%
The George Washinton University
3.485%, 09/15/2022	75,000	77,477
Funds, Trusts, and Other Financial Vehicles - 0.55%
Glencore Funding LLC
2.875%, 04/16/2020 (a)	615,000	612,655
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (a)	545,000	546,760
		1,159,415
Insurance Carriers and Related Activities - 0.91%
Aflac, Inc.
2.400%, 03/16/2020	260,000	264,074
Anthem, Inc.
4.650%, 01/15/2043	240,000	245,978
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (a)	165,000	172,837
Prudential Financial, Inc.
5.200%, 03/15/2044 (d)	555,000	560,550
5.375%, 05/15/2045 (d)	310,000	312,519
Voya Financial, Inc.
5.650%, 05/15/2053 (d)	335,000	349,238
		1,905,196
Machinery Manufacturing - 0.04%
Seventy Seven Operating LLC
6.625%, 11/15/2019	105,000	87,347
Merchant Wholesalers, Durable Goods - 0.09%
Xerox Corp.
2.750%, 09/01/2020	190,000	189,957
Mining (except Oil and Gas) - 0.41%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	900,000	864,421
Miscellaneous Manufacturing - 0.06%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	127,289
Nonstore Retailers - 0.08%
Suburban Propane Partners, L.P.
5.750%, 03/01/2025	160,000	166,400
Oil and Gas Extraction - 1.38%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	254,428
Apache Corp.
4.750%, 04/15/2043	80,000	77,751
Chesapeake Energy Corp.
3.525%, 04/15/2019 (d)	50,000	48,625
Continental Resources, Inc.
5.000%, 09/15/2022	387,000	386,516

Enterprise Products Operating LLC
4.850%, 03/15/2044	208,000	209,862
4.950%, 10/15/2054	75,000	74,080
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	591,901
6.000%, 03/01/2041	40,000	44,217
Phillips 66
4.300%, 04/01/2022	215,000	231,797
4.650%, 11/15/2034	418,000	426,388
5.875%, 05/01/2042	110,000	125,369
Williams Partners LP
3.600%, 03/15/2022	415,000	413,217
		2,884,151
Petroleum and Coal Products Manufacturing - 0.16%
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	241,182
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	93,606
		334,788
Pipeline Transportation - 0.83%
Crestwood Midstream Partners, L.P.
6.250%, 04/01/2023 (a)	110,000	116,400
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	261,770
6.500%, 02/01/2042	200,000	221,557
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	365,000	367,254
6.500%, 09/01/2039	325,000	346,388
5.500%, 03/01/2044	190,000	185,653
5.400%, 09/01/2044	95,000	91,462
Williams Partners LP
5.400%, 03/04/2044	145,000	141,039
		1,731,523
Publishing Industries (except Internet) - 0.16%
Gannett Co., Inc.
5.500%, 09/15/2024 (a)	175,000	178,500
McGraw-Hill Financial, Inc.
4.000%, 06/15/2025 (a)	163,000	165,287
		343,787
Real Estate - 0.91%
American Tower Corp.
2.800%, 06/01/2020	670,000	667,065
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	555,559
EPR Properties
5.750%, 08/15/2022	225,000	246,657
Ventas Realty LP
2.700%, 04/01/2020	430,000	434,550
		1,903,831
Rental and Leasing Services - 0.31%
Air Lease Corp.
3.375%, 01/15/2019	60,000	61,650
3.875%, 04/01/2021	110,000	113,575
4.250%, 09/15/2024	355,000	360,325
United Rentals North America, Inc
5.500%, 07/15/2025	120,000	120,150
		655,700
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.22%
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	356,411
6.000%, 12/29/2049 (d)	320,000	327,200
Morgan Stanley
3.750%, 02/25/2023	230,000	237,687
4.350%, 09/08/2026	260,000	265,055
3.950%, 04/23/2027	705,000	690,115
4.300%, 01/27/2045	165,000	160,371
5.450%, 12/29/2049 (d)	450,000	451,687
The Goldman Sachs Group, Inc.
0.954%, 05/22/2017 (d)	405,000	405,266

2.375%, 01/22/2018	290,000	294,518
2.600%, 04/23/2020	335,000	336,292
1.884%, 11/29/2023 (d)	275,000	281,431
5.150%, 05/22/2045	395,000	404,679
5.700%, 12/29/2049 (d)	440,000	445,368
		4,656,080
Support Activities for Mining - 0.05%
Targa Resource Partners LP/Targa Resources
5.000%, 01/15/2018 (a)	105,000	108,937

Telecommunications - 2.27%
AT&T, Inc.
2.400%, 08/15/2016	500,000	507,405
3.900%, 03/11/2024	345,000	356,459
3.400%, 05/15/2025	825,000	804,075
4.500%, 05/15/2035	185,000	175,944
5.350%, 09/01/2040	445,000	458,004
4.750%, 05/15/2046	175,000	167,304
Qwest Corp.
6.750%, 12/01/2021	365,000	411,171
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	470,553
6.550%, 09/15/2043	264,000	321,816
5.012%, 08/21/2054	262,000	250,136
4.672%, 03/15/2055 (a)	925,000	835,847
		4,758,714
Utilities - 0.53%
Dynegy, Inc.
6.750%, 11/01/2019 (a)	35,000	37,187
7.375%, 11/01/2022 (a)	30,000	32,100
7.625%, 11/01/2024 (a)	55,000	59,263
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	336,290
5.550%, 06/01/2045	475,000	466,058
Sabine Pass Liquefaction, LLC
5.625%, 03/01/2025 (a)	175,000	175,656
		1,106,554
Total Corporate Bonds (Cost $38,310,006)		38,623,891

Foreign Corporate Bonds - 8.09%
ABN AMRO Bank NV
0.640%, 06/06/2016 (a)(d)	305,000	304,801
Actavis Funding SCS
3.450%, 03/15/2022	1,096,000	1,107,165
3.850%, 06/15/2024	211,000	213,727
3.800%, 03/15/2025	145,000	146,308
4.850%, 06/15/2044	222,000	223,490
4.750%, 03/15/2045	75,000	74,563
Aircastle Ltd.
6.750%, 04/15/2017	105,000	113,138
Bank of Montreal
1.950%, 01/30/2017 (a)	250,000	254,505
Barclays Bank PLC
10.180%, 06/12/2021 (a)	710,000	956,140
Barclays PLC
3.650%, 03/16/2025	200,000	196,181
Barrick Gold Corp.
4.100%, 05/01/2023	203,000	201,548
BBVA Banco Continental SA
3.250%, 04/08/2018 (a)	120,000	124,140
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (a)	455,000	461,649
Cogeco Cable, Inc.
4.875%, 05/01/2020 (a)	85,000	87,763
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	250,000	256,367
Credit Suisse New York Branch
1.700%, 04/27/2018	600,000	597,685
Danske Bank A/S

3.875%, 04/14/2016 (a)	200,000	205,032
Deutsche Annington Finance BV
3.200%, 10/02/2017 (a)	230,000	235,493
Deutsche Bank AG
4.500%, 04/01/2025	380,000	373,852
Ecopetrol SA
5.875%, 05/28/2045	120,000	111,540
Electricite de France SA
5.625%, 12/29/2049 (a)(d)	420,000	440,790
Ensco PLC
4.700%, 03/15/2021	180,000	186,399
4.500%, 10/01/2024	149,000	147,908
5.200%, 03/15/2025	110,000	113,614
5.750%, 10/01/2044	420,000	406,032
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (a)	198,547	210,261
FLY Leasing LTD
6.375%, 10/15/2021	200,000	202,500
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	250,000	244,518
Grupo Televisa SAB
5.000%, 05/13/2045	100,000	100,697
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	236,120
5.250%, 03/14/2044	200,000	220,224
5.625%, 12/29/2049 (d)	230,000	234,887
ING Groep NV
6.500%, 12/31/2049 (d)	255,000	256,116
Inmarsat Finance PLC
4.875%, 05/15/2022 (a)	110,000	109,175
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	413,825
Lyondellbasell Industries NV
4.625%, 02/26/2055	320,000	293,375
LYP International Finance BV
4.875%, 03/15/2044	170,000	172,441
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	200,277
2.000%, 02/05/2019 (a)	200,000	202,705
Petrobras Global Finance BV
3.000%, 01/15/2019	440,000	412,478
Petróleos Mexicanos
4.500%, 01/23/2026 (a)	75,000	75,375
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	370,000	380,669
Royal Bank of Canada
0.625%, 12/15/2015	655,000	655,563
Seagate HDD Cayman
4.750%, 06/01/2023	400,000	416,552
4.875%, 06/01/2027 (a)	245,000	248,021
Signet UK Finance PLC
4.700%, 06/15/2024	95,000	97,991
SpareBank1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	493,956
Standard Chartered PLC
1.700%, 04/17/2018 (a)	485,000	483,880
5.200%, 01/26/2024 (a)	250,000	270,460
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000	170,044
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	71,346
Telecom Italia SpA
5.303%, 05/30/2024 (a)	200,000	208,750
Tesco PLC
6.150%, 11/15/2037 (a)	100,000	101,810
The Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	284,798
TransCanada Trust
5.625%, 05/20/2075 (d)	455,000	465,197

Transocean, Inc.
2.250%, 03/30/2017 (a)	260,000	266,084
UBS AG
1.375%, 06/01/2017	265,000	264,979
4.300%, 10/15/2022	455,000	365,706
Vale Overseas Ltd.
4.375%, 01/11/2022	350,000	344,830
Vale SA
5.625%, 09/11/2042	125,000	109,847
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (a)	70,000	72,713
6.125%, 04/15/2025 (a)	60,000	62,550
Total Foreign Corporate Bonds (Cost $16,904,354)		16,960,550

Foreign Government Agency Issues - 0.26%
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	319,379
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	75,729
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	146,408
Total Foreign Government Agency Issues (Cost $530,444)		541,516

Foreign Government Notes/Bonds - 0.42%
Costa Rica Government International Bond
7.158%, 03/12/2045 (a)	400,000	397,000
Mexico Bonos
8.000%, 06/11/2020	6,715,000	488,301
Total Foreign Government Notes/Bonds (Cost $963,401)		885,301

Mortgage-Backed Securities - 16.56%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 0.986%, 06/15/2028 (a)(d)	145,000	145,144
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	154,050
2006-5, 5.414%, 09/10/2047	300,000	309,406
Bear Stearns Commerical Mortgage Securities Trust
A-4, 5.331%, 02/11/2044	59,475	62,966
Citigroup Commerical Mortgage Trust
2014-388G, 1.586%, 06/15/2033 (a)(d)	150,000	150,326
2014-GC25 1.100%, 10/10/2047 (c)(d)	1,594,427	124,853
2014-GC27, 1.452%, 02/12/2048 (c)(d)	1,212,748	126,256
COMM Mortgage Trust
2014-TWC, 1.030%, 02/13/2032 (a)(d)	140,000	139,934
2014-SAVA, 1.336%, 06/15/2034 (a)(d)	215,000	214,723
2013-LC6, 0..357%, 01/10/2046 (a)(c)(d)	2,000,000	55,920
2013-CCRE6, 0.634%, 03/10/2046 (c)(d)	1,500,000	63,400
2013-CCRE12, 1.408%, 10/10/2046 (c)(d)	936,296	75,261
2014-LC15, 1.408%, 04/10/2047 (c)(d)	2,053,188	163,223
2014-CCRE16, 1.263%, 04/10/2047 (c)(d)	1,780,514	129,150
2014-CCRE17, 1.203%, 05/10/2047 (c)(d)	1,488,384	107,251
2014-UBS3, 1.352%, 06/10/2047 (c)(d)	1,163,668	95,991
2014-UBS6, 1.082%, 12/10/2047 (c)(d)	1,969,906	137,631
Commercial Mortgage Loan Trust
2008-LS1, 6.038%, 12/10/2049 (d)	146,808	156,190
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	205,708	217,239
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049 (d)	160,000	169,552
CSAIL Commercial Mortgage Loan Trust
2015-C1, 1.055%, 06/15/2057 (c)(d)	1,750,000	112,127
CSMC Trust
2014-ICE, 1.450%, 04/15/2027 (a)(d)	100,000	99,680
2014-ICE, 1.800%, 04/15/2027 (a)(d)	100,000	99,687
Fannie Mae
5.500%, 06/01/2037	105,000	118,888
Fannie Mae-Aces
2014-M8, 0.442%, 05/25/2018 (d)	120,622	120,873
2012-M14, 0.530%, 09/25/2022 (c)(d)	3,305,422	96,685

2014-M8, 0.433%, 06/25/2024 (c)(d)	3,226,699	98,513
Fannie Mae Pool
5.000%, 01/01/2017	37,823	39,715
5.000%, 12/01/2021	55,082	57,837
5.500%, 08/01/2023	140,000	158,341
5.000%, 07/01/2024	22,747	25,285
5.500%, 02/01/2028	15,830	18,015
5.000%, 04/01/2029	35,000	38,904
4.500%, 06/01/2029	21,090	22,922
3.000%, 08/01/2029	109,714	114,753
3.000%, 12/01/2029	95,790	100,190
5.000%, 03/01/2030	38,490	42,783
5.000%, 06/01/2033	33,104	36,964
5.000%, 11/01/2033	21,309	23,786
5.000%, 08/01/2034	102,315	114,228
5.500%, 11/01/2034	223,170	253,841
5.000%, 07/01/2035	87,945	97,754
5.000%, 10/01/2035	96,596	107,612
5.500%, 10/01/2035	46,527	52,818
5.500%, 10/01/2035	156,436	177,366
5.500%, 06/01/2036	68,841	77,903
6.000%, 09/01/2036	7,571	8,667
6.104%, 09/01/2036 (d)	31,189	33,555
6.000%, 03/01/2037	31,709	36,194
5.500%, 05/01/2037	55,222	62,491
5.500%, 07/01/2037	141,155	159,647
5.500%, 09/01/2037	5,110	5,779
5.500%, 12/01/2037	9,682	10,951
5.500%, 12/01/2037	28,551	32,294
5.500%, 01/01/2038	81,602	92,292
5.000%, 02/01/2038	47,119	52,483
5.000%, 03/01/2038	51,084	56,782
5.000%, 04/01/2038	44,818	49,817
5.000%, 05/01/2038	105,797	117,597
6.000%, 05/01/2038	14,790	16,882
6.000%, 05/01/2038	66,879	76,507
5.000%, 12/01/2038	31,360	34,861
5.000%, 01/01/2039	73,728	81,951
5.000%, 01/01/2039	50,666	56,317
5.000%, 03/01/2039	37,009	41,137
5.500%, 05/01/2039	254,148	287,562
5.000%, 07/01/2039	59,811	66,482
4.500%, 03/01/2040	117,621	128,279
4.500%, 03/01/2040	78,008	85,076
4.500%, 05/01/2040	194,711	212,435
5.000%, 07/01/2040	31,097	34,803
4.500%, 08/01/2040	15,648	17,066
4.500%, 08/01/2040	201,091	219,218
4.500%, 08/01/2040	178,643	194,845
4.500%, 09/01/2040	1,910	2,084
3.500%, 11/01/2040	76,817	80,471
4.500%, 12/01/2040	40,423	44,074
4.000%, 02/01/2041	128,830	138,821
4.500%, 02/01/2041	138,256	150,741
4.500%, 03/01/2041	1,260,828	1,376,521
4.000%, 04/01/2041	25,551	27,533
4.500%, 04/01/2041	62,737	68,433
5.000%, 04/01/2041	41,872	46,590
5.000%, 04/01/2041	29,359	32,677
4.500%, 06/01/2041	743,218	810,116
4.500%, 07/01/2041	133,343	145,291
4.500%, 08/01/2041	157,620	171,884
5.000%, 08/01/2041	157,876	175,779
5.000%, 08/01/2041	262,904	292,227
5.500%, 09/01/2041	66,173	74,842
4.500%, 10/01/2041	1,178,412	1,287,020
4.500%, 11/01/2041	36,016	39,309
3.500%, 12/01/2041	28,206	29,536
3.500%, 12/01/2041	77,327	80,949

4.000%, 01/01/2042	67,094	71,825
3.500%, 03/01/2042	41,638	43,579
4.000%, 03/01/2042	194,144	208,065
4.000%, 03/01/2042	157,013	168,262
3.500%, 04/01/2042	106,186	111,179
3.500%, 04/01/2042	56,675	59,336
3.500%, 04/01/2042	124,189	130,013
4.500%, 04/01/2042	182,650	199,071
3.243%, 06/01/2042 (d)	98,385	102,939
4.000%, 07/01/2042	694,158	741,875
3.000%, 01/01/2043	51,582	52,473
3.500%, 01/01/2043	114,465	119,826
3.500%, 01/01/2043	85,006	89,047
3.500%, 02/01/2043	58,575	61,316
3.000%, 04/01/2043	537,747	546,780
3.000%, 04/01/2043	65,412	66,512
3.500%, 04/01/2043	148,871	156,284
3.500%, 04/01/2043	62,430	65,434
3.500%, 04/01/2043	45,073	47,363
3.000%, 05/01/2043	66,479	67,595
3.000%, 05/01/2043	91,647	93,202
3.000%, 06/01/2043	22,493	22,859
3.000%, 06/01/2043	310,605	315,779
3.000%, 07/01/2043	81,638	82,957
3.000%, 07/01/2043	36,093	36,681
3.000%, 07/01/2043	4,528	4,601
3.000%, 08/01/2043	327,077	332,357
3.000%, 08/01/2043	36,588	37,178
3.000%, 08/01/2043	216,560	220,077
3.500%, 08/01/2043	122,557	128,449
3.500%, 08/01/2043	101,124	106,542
4.000%, 08/01/2043	343,311	368,657
4.000%, 09/01/2043	157,072	169,440
4.000%, 09/01/2043	150,047	161,125
4.000%, 09/01/2043	166,875	179,810
5.000%, 09/01/2043	38,117	42,369
3.500%, 10/01/2043	87,200	91,258
4.000%, 11/01/2043	156,454	168,005
4.000%, 11/01/2043	135,426	144,646
4.500%, 11/01/2043	144,400	156,928
4.500%, 11/01/2043	78,678	85,598
5.000%, 11/01/2043	69,896	77,692
4.500%, 12/01/2043	91,091	99,188
4.500%, 12/01/2043	147,391	160,401
4.000%, 01/01/2044	89,464	96,069
4.500%, 01/01/2044	95,000	103,665
4.000%, 04/01/2044	94,687	101,341
4.000%, 05/01/2044	81,518	87,077
4.500%, 05/01/2044	99,999	108,830
4.500%, 06/01/2044	91,141	99,610
4.500%, 08/01/2044	85,821	93,292
4.500%, 08/01/2044	72,282	78,638
4.000%, 10/01/2044	113,448	121,254
4.000%, 10/01/2044	72,288	77,319
4.000%, 10/01/2044	92,979	99,393
4.500%, 11/01/2044	251,362	273,981
3.500%, 12/01/2044	319,853	335,336
4.000%, 01/01/2045	146,408	156,643
4.000%, 02/01/2045	197,393	211,224
4.000%, 02/01/2045	221,059	236,538
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026 (c)	50,370	2,430
2014-11, 2.500%, 10/25/2041	165,074	142,144
FHLMC Multifamily Structured Pass Through Certificates
K-GRP, 0.556%, 04/25/2020 (d)	187,572	188,494
K-038, 1.199%, 03/25/2024 (c)(d)	1,816,269	152,267
FHLMC Structured Pass Through Securities
A-6, 0.581%, 11/25/2028 (d)	3,477	3,436
Freddie Mac Gold Pool

5.000%, 04/01/2023	2,457	2,664
5.500%, 12/01/2027	10,766	12,135
3.500%, 01/01/2029	103,584	109,887
5.000%, 02/01/2035	6,959	7,778
5.500%, 05/01/2035	64,760	73,458
5.000%, 08/01/2035	5,929	6,618
5.500%, 09/01/2037	2,732	3,080
5.500%, 10/01/2037	2,892	3,260
5.500%, 02/01/2038	57,561	64,867
5.500%, 02/01/2038	3,908	4,407
5.500%, 07/01/2038	20,921	23,592
5.500%, 07/01/2038	9,969	11,234
5.500%, 09/01/2038	46,241	52,124
5.500%, 10/01/2038	19,026	21,449
6.000%, 10/01/2038	8,425	9,600
5.000%, 01/01/2039	47,741	52,910
4.500%, 05/01/2039	187,311	203,767
4.500%, 05/01/2039	112,881	122,540
4.000%, 10/01/2040	61,025	65,255
4.000%, 02/01/2041	253,220	270,771
4.500%, 04/01/2041	23,513	25,579
4.500%, 04/01/2041	102,871	111,876
4.500%, 05/01/2041	168,554	183,352
5.000%, 05/01/2041	39,007	43,603
4.500%, 07/01/2041	96,936	105,500
4.000%, 10/01/2041	41,112	44,097
4.000%, 12/01/2041	374,008	400,335
3.500%, 06/01/2042	62,447	65,282
3.500%, 07/01/2042	66,191	69,203
3.500%, 08/01/2042	86,581	90,537
3.500%, 09/01/2042	106,719	111,596
3.000%, 01/01/2043	153,008	155,285
3.500%, 05/01/2043	66,286	69,346
3.500%, 08/01/2043	64,577	67,480
3.500%, 08/01/2043	129,319	135,088
3.500%, 08/01/2043	93,317	97,869
3.500%, 08/01/2043	64,576	67,846
4.000%, 10/01/2043	89,019	95,172
4.500%, 10/01/2043	69,059	75,164
4.000%, 11/01/2043	140,797	150,168
4.500%, 11/01/2043	30,301	32,950
4.500%, 11/01/2043	18,128	19,724
4.500%, 12/01/2043	208,333	227,249
4.000%, 01/01/2044	42,211	45,027
4.500%, 03/01/2044	55,984	60,862
4.000%, 05/01/2044	23,169	24,870
4.500%, 05/01/2044	69,815	75,951
4.500%, 06/01/2044	82,489	90,071
4.500%, 07/01/2044	107,744	117,187
4.000%, 08/01/2044	65,099	69,445
4.000%, 12/01/2044	96,000	102,570
3.500%, 02/01/2045	108,471	113,300
4.000%, 02/01/2045	98,666	105,462
4.000%, 03/01/2045	148,497	158,758
Freddie Mac Non Gold Pool
2.393%, 05/01/2036 (d)	79,157	84,480
2.173%, 11/01/2036 (d)	43,953	47,050
2.220%, 02/01/2037 (d)	58,517	62,113
Freddie Mac REMICS
3.000%, 05/15/2032 (c)	364,449	38,446
3.000%, 01/15/2033 (c)	272,607	35,019
3.000%, 10/15/2042	112,233	115,630
FREMF Mortgage Trust
2015-K718, 3.670%, 02/25/2022 (a)(d)	580,000	582,804
2011-K702, 4.776%, 04/25/2044 (a)(d)	35,000	37,510
2012-KF01, 2.784%, 10/25/2044 (a)(d)	320,000	327,148
2012-K706, 4.027%, 11/25/2044 (a)(d)	190,000	200,317
2013-K712, 3.368%, 05/25/2045 (a)(d)	165,000	169,153
2012-K711, 3.562%, 08/25/2045 (a)(d)	250,000	260,727

2013-KF02, 3.181%, 12/25/2045 (a)(d)	191,901	197,909
2014-K38, 4.223%, 06/25/2047 (a)(d)	115,000	121,154
GNMA II Single Family
3.500%, 06/15/2045	335,000	351,914
Government National Mortgage Association
2011-35, 4.500%, 12/16/2037 (c)	87,085	2,509
2014-20, 5.916%, 02/20/2044 (c)(d)	665,492	110,093
2014-43, 4.000%, 03/20/2044	214,777	233,909
2011-147, 1.036%, 10/16/2044 (c)(d)	2,246,927	111,240
2014-47, 1.328%, 02/16/2048 (c)(d)	1,127,585	81,627
2102-78, 0.849%, 06/16/2052 (c)(d)	1,774,965	100,194
2012-70, 0.788%, 08/16/2052 (c)(d)	709,330	36,386
2012-135, 0.894%, 01/16/2053 (c)(d)	2,265,347	148,692
2012-107, 0.676%, 12/16/2053 (c)(d)	1,631,872	85,956
2012-152, 0.755%, 01/16/2054 (c)(d)	962,649	60,309
2012-147, 2.587%, 04/16/2054 (d)	186,276	192,774
2014-92, 0.671%, 05/16/2054 (c)(d)	875,228	50,360
2012-132, 1.115%, 06/16/2054 (c)(d)	230,749	15,080
2014-45, 0.866%, 07/16/2054 (c)(d)	1,142,949	77,410
2014-75, 0.952%, 08/16/2054 (c)(d)	4,939,790	303,101
2014-155, 1.344%, 08/16/2055 (c)(d)	1,196,177	109,033
GP Portfolio Trust
2014-GPP, 1.136%, 02/15/2027 (a)(d)	228,059	227,717
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	120,000	128,591
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/10/2039	31,631	32,982
2012-GC6, 2.104%, 01/10/2045 (a)(c)(d)	708,231	71,038
2007-GG10, 5.794%, 08/10/2045 (d)	269,446	289,065
Hilton USA Trust
2013-HLF, 1.181%, 11/05/2030 (a)(d)	142,892	142,879
Impac Secured Assets Trust
2006-2, 0.685%, 08/25/2036 (d)	50,000	45,891
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FBLU, 1.126%, 12/15/2028 (a)(d)	260,000	260,176
2014-CIBC17, 5.429%, 12/12/2043	238,225	249,218
2007-CIBC18, 5.440%, 06/12/2047	171,877	181,620
2007-LDP10, 5.420%, 01/15/2049	140,027	147,860
2007-LDP12, 5.882%, 02/15/2051 (d)	235,000	251,893
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/20/2041 (a)(d)	100,000	103,023
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	161,385	168,809
2007-8, 5.880%, 08/12/2049 (d)	100,000	108,138
2007-7, 5.747%, 06/12/2050 (d)	122,753	131,461
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.208%, 04/15/2047 (c)(d)	1,484,164	105,946
Morgan Stanley Capital I Trust
2017-IQ14, 5.610%, 04/15/2049	12,767	12,920
Motel 6 Trust
2015-MTL6, 3.298%, 02/05/2030 (a)	295,000	298,088
SCG Trust
2013-SRP1, 1.586%, 11/15/2026 (a)(d)	100,000	100,128
Store Master Funding LLC
2015-1, 3.750%, 04/20/2045 (a)	274,885	274,860
Thornburg Mortgage Securities Trust
2005-1, 2.230%, 04/25/2045 (d)	114,128	114,948
UBS-Barclays Commercial Mortgage Trust
2013-C11, 1.837%, 12/10/2045 (a)(c)(d)	677,803	66,100
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.716%, 06/15/2049 (d)	250,000	266,738
WAMU Commercial Mortgages Securities Trust
2007-SL3, 5.341%, 03/23/2045 (a)(d)	138,544	141,422
Wells Fargo Commercial Mortgage Trust
A-1, 1.294%, 08/15/2050	90,515	90,543
WF-RBS Commercial Mortgage Trust
2013-C11, 1.485%, 03/15/2045 (a)(c)(d)	1,567,261	106,783
2014-LC14, 1.450%, 03/15/2047 (c)(d)	1,218,464	98,668
Total Mortgage-Backed Securities (Cost $34,184,533)		34,713,110

Municipal Bonds - 0.38%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	30,997
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	194,782
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	562,716
Total Municipal Bonds (Cost $774,776)		788,495

U.S. Government Agency Issues - 5.91%
Fannie Mae
3.000%, 06/15/2027	780,000	815,009
2.500%, 06/15/2028	270,000	276,020
4.000%, 06/15/2040	3,190,000	3,406,759
3.500%, 06/15/2041	985,000	1,029,633
4.500%, 06/15/2041	885,000	962,354
3.000%, 06/15/2042	200,000	202,801
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	118,400
Federal Home Loan Banks
5.500%, 07/15/2036	445,000	599,376
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	206,967
Freddie Mac
4.500%, 06/15/2040	35,000	38,024
4.000%, 06/15/2041	1,630,000	1,738,898
3.500%, 06/15/2042	455,000	474,688
Ginnie Mae
4.000%, 06/15/2042	380,000	404,633
Ginnie Mae I Pool
5.500%, 01/15/2037	22,660	26,400
6.000%, 12/15/2038	16,015	18,453
Ginnie Mae II Pool
5.000%, 05/20/2030	27,538	30,511
5.500%, 02/20/2034	35,134	40,289
4.500%, 07/20/2041	20,530	22,268
4.000%, 03/20/2042	21,745	23,300
2.000%, 04/20/2044 (d)	1,623,412	1,662,838
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	88,361
4.625%, 09/15/2060	180,000	200,857
Total U.S. Government Agency Issues (Cost $12,313,585)		12,386,839

U.S. Government Notes/ Bonds - 13.78%
United States Treasury Notes/Bonds
0.250%, 09/15/2015	2,000,000	2,001,172
0.250%, 12/31/2015	3,000,000	3,000,936
0.500%, 09/30/2016	67,000	67,073
0.625%, 11/30/2017	745,000	742,032
3.625%, 08/15/2019	2,720,000	2,977,337
1.375%, 04/30/2020	680,000	677,025
2.125%, 12/31/2021	3,180,000	3,244,344
6.250%, 08/15/2023	575,000	763,447
2.750%, 02/15/2024	2,750,000	2,911,134
0.250%, 01/15/2025	1,709,684	1,707,547
2.125%, 05/15/2025	979,000	981,983
5.500%, 08/15/2028	485,000	660,244
4.500%, 02/15/2036	749,000	973,875
United States Treasury Inflation Indexed Bonds
0.125%, 07/15/2024	860,165	853,377
2.000%, 01/15/2026	1,992,664	2,332,038
1.750%, 01/15/2028	360,666	416,935
3.875%, 04/15/2029	258,536	374,170
0.125%, 04/15/2020	1,522,503	1,543,318
3.000%, 11/15/2044	480,000	493,388
3.125%, 08/15/2044	2,055,000	2,163,048
Total U.S. Government Notes/Bonds (Cost $28,798,939)		28,884,423

U.S. Treasury Bills - 2.86%
United States Treasury Bills
0.00%, 06/11/2015 (b)	4,000,000	3,999,992
0.09%, 08/20/2015 (b)	1,000,000	999,989
0.03%, 06/25/2015 (b)	1,000,000	999,983
Total U.S. Treasury Bills (Cost $5,999,778)		5,999,964

	Shares
Exchange-Traded Funds - 18.14%
iShares 7-10 Year Treasury Bond ETF	78,200	8,361,144
iShares Core Total U.S. Bond Market ETF	56,900	6,268,673
iShares iBoxx $ Investment Grade Corporate Bond ETF	77,600	9,177,752
iShares Intermediate Credit Bond ETF	79,700	8,764,609
SPDR Barclays High Yield Bond ETF	95,600	3,768,552
WisdomTree Emerging Markets Local Debt Fund	41,900	1,665,106
Total Exchange-Traded Funds (Cost $37,815,697)		38,005,836

Money Market Funds - 7.00%
Fidelity Institutional Money Market Funds - Government Portfolio	10,326,000	10,326,000
STIT - Treasury Portfolio	4,341,152	4,341,152
Total Money Market Funds (Cost $14,667,152)		14,667,152

Total Investments (Cost $216,357,132) - 104.02%		217,999,687
Liabilities in Excess of Other Assets - (4.02)%		(8,426,165)
TOTAL NET ASSETS - 100.00%		$209,573,522

Percentages are stated as a percent of net assets.

(a) Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(b) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d) Interest only bond.
(d) Variable rate security.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2015 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold/Purchased	Month	(Depreciation)
90 Day Euro Future	157	Dec. 2016	$(20,446)
U.S. 10 Year Note	55	Sep. 2015	(13,485)
U.S. 2 Year Note	4	Sep. 2015	(1,132)
U.S. Ultra Bond	8	Sep. 2015	(7,264)
Total Futures Contracts Sold			$(42,327)

90 Day Euro Future	157	Dec. 2015	$25,931
U.S. 5 Year Note	49	Sep. 2015	32,240
U.S. Long Bond	18	Sep. 2015	51,157
Total Futures Contracts Purchased			$109,328

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.91%
Accommodation - 0.43%
Marriott International, Inc.	13,130	$1,024,009
Wyndham Worldwide Corp.	3,930	333,696
		1,357,705
Administration of Human Resource Programs - 0.11%
WageWorks, Inc. (a)	8,525	365,552
Administrative and Support Services - 1.09%
Experian PLC - ADR	53,500	1,024,524
Kforce, Inc.	26,180	576,222
Moody's Corp.	7,955	859,935
On Assignment, Inc. (a)	12,050	451,755
WNS Holdings Ltd. - ADR (a)	21,235	560,392
		3,472,828
Air Transportation - 0.84%
Bristow Group, Inc.	3,385	196,330
Delta Air Lines Inc.	14,600	626,632
Ryanair Holdings PLC - ADR	12,768	850,349
Southwest Airlines Co.	26,850	994,792
		2,668,103
Ambulatory Health Care Services - 0.15%
Air Methods Corp. (a)	11,050	465,868
Amusement, Gambling, and Recreation Industries - 0.15%
Las Vegas Sands Corp.	9,440	479,835
Apparel Manufacturing - 0.16%
G-III Apparel Group Ltd. (a)	9,080	516,289
Beverage and Tobacco Product Manufacturing - 2.39%
Altria Group, Inc.	4,490	229,888
British American Tobacco PLC - ADR	13,050	1,444,896
Carlsberg A/S - ADR	30,670	566,168
Coca-Cola Enterprises, Inc.	7,530	333,052
Japan Tobacco, Inc. - ADR (a)	38,975	707,007
LVMH Moet Hennessy Louis Vuitton SA - ADR	24,960	892,320
PepsiCo, Inc.	25,566	2,465,329
Philip Morris International, Inc.	9,021	749,374
The Coca-Cola Co.	6,160	252,314
		7,640,348
Broadcasting (except Internet) - 1.56%
Comcast Corp.	17,490	1,022,465
Liberty Interactive Corp. (a)	29,539	826,206
Scripps Networks Interactive, Inc.	5,300	355,153
The Walt Disney Co.	13,050	1,440,328
Viacom, Inc.	20,202	1,351,110
		4,995,262
Building Material and Garden Equipment- 0.81%
Lowe's Cos., Inc.	16,816	1,176,784
The Home Depot, Inc.	12,750	1,420,605
		2,597,389
Chemical Manufacturing - 8.42%
AbbVie, Inc.	10,300	685,877
Acorda Therapeutics, Inc. (a)	14,910	454,457
Actavis PLC (a)(b)	2,548	781,752
Akorn, Inc. (a)	12,795	587,291
Astellas Pharma, Inc. - ADR	48,550	704,946

Axiall Corp.	10,195	384,453
Balchem Corp.	3,780	213,419
Bayer AG - ADR	9,160	1,308,140
Cabot Corp.	9,800	406,405
Catalent, Inc. (a)	1,245	39,790
Celgene Corp. (a)	12,790	1,463,688
Chemtura Corp. (a)	10,945	303,833
Dow Chemical Co.	14,490	754,495
El du Pont de Nemours & Co.	11,945	848,214
Eli Lilly & Co.	16,309	1,286,780
Gilead Sciences, Inc. (a)	18,320	2,056,785
Innophos Holdings, Inc.	4,215	219,644
Isis Pharmaceuticals, Inc. (a)	7,680	517,018
Ligand Pharmaceuticals, Inc. (a)	8,030	707,523
LyondellBasell Industries NV (b)	6,450	652,095
Merck & Co., Inc.	18,878	1,149,481
Pfizer, Inc.	76,140	2,645,864
Prestige Brands Holdings, Inc. (a)	8,780	385,618
Quaker Chemical Corp.	4,745	405,128
Quidel Corp. (a)	17,685	383,234
Roche Holding AG - ADR	33,890	1,303,409
Sanofi - ADR	22,270	1,100,361
Spectrum Pharmaceuticals, Inc. (a)	34,060	213,556
TESARO, Inc. (a)	4,290	252,080
Teva Pharmaceutical Industries Ltd. - ADR	15,946	958,355
The Medicines Co. (a)	7,260	205,894
Valeant Pharmaceuticals International, Inc. (a)(b)	6,280	1,499,476
Vanda Pharmaceuticals, Inc. (a)	28,865	291,248
West Pharmaceutical Services, Inc.	13,265	718,167
WuXI PharmaTech Cayman, Inc. - ADR (a)	14,700	632,394
Zoetis, Inc.	7,800	388,206
		26,909,076
Clothing and Clothing Accessories Stores - 0.65%
Boot Barn Holdings, Inc. (a)	14,150	346,109
Express, Inc. (a)	22,890	403,780
Foot Locker, Inc.	4,100	259,120
Kate Spade & Co. (a)	12,450	308,511
The Gap, Inc.	4,080	156,386
The TJX Cos., Inc.	9,190	591,652
		2,065,558
Computer and Electronic Product Manufacturing - 7.21%
Agilent Technologies, Inc.	11,600	477,804
Apple, Inc.	49,382	6,433,487
Applied Micro Circuits Corp. (a)	55,355	353,718
Arris Group, Inc. (a)	22,300	736,123
Cepheid, Inc. (a)	11,550	637,214
Cisco Systems, Inc.	29,884	875,900
DexCom, Inc. (a)	9,340	669,865
EMC Corp.	30,253	796,864
FARO Technologies, Inc. (a)	10,195	444,808
Guidewire Software, Inc. (a)	8,820	427,329
Harris Corp.	5,830	461,853
Hitachi, Ltd. - ADR	7,390	501,707
Illumina, Inc. (a)	1,490	307,059
Infinera Corp. (a)	11,170	230,549
Knowles Corp. (a)	31,931	617,865
Lenovo Group Ltd. - ADR	25,800	815,796
LG Display Co. - ADR	39,060	515,983
Mettler-Toledo International, Inc. (a)	3,440	1,116,898

Micron Technology, Inc. (a)	34,780	971,406
NETGEAR, Inc. (a)	11,020	341,510
Northrop Grumman Corp.	6,267	997,581
Plantronics, Inc.	7,635	421,223
QUALCOMM, Inc.	10,768	750,314
Rofin-Sinar Technologies, Inc. (a)	6,095	173,403
SanDisk Corp.	6,910	472,506
Seagate Technology PLC (b)	5,530	307,689
Semtech Corp. (a)	19,620	419,083
Silicon Laboratories, Inc. (a)	3,155	174,913
Skyworks Solutions, Inc.	3,000	328,080
Taiwan Semiconductor Manufacturing Co., Ltd.- ADR	25,530	619,869
TDK Corp. - ADR	7,818	627,785
		23,026,184
Construction of Buildings - 0.22%
Sekisui House Ltd - ADR	41,580	692,723
Couriers and Messengers - 0.25%
United Parcel Service, Inc.	8,115	805,170
Credit Intermediation and Related Activities - 8.00%
Ameriprise Financial, Inc.	7,299	909,382
Australia and New Zealand Banking Group- ADR	31,000	786,160
Bank Of China Ltd. - ADR	83,485	1,374,163
Banco Latinoamericano de Comercio Exterior SA (b)	25,500	773,415
Banco Santander SA - ADR	113,500	805,850
Bank of America Corp.	79,620	1,313,730
BBCN Bancorp, Inc.	23,760	342,144
Citigroup, Inc.	23,345	1,262,498
Discover Financial Services	18,333	1,068,264
Fifth Third Bancorp	54,466	1,102,392
First NBC Bank Holding Co. (a)	10,745	365,223
FirstMerit Corp.	22,585	443,569
Flushing Financial Corp.	15,445	299,324
Grupo Financiero Banorte SAB de CV - ADR	28,200	796,086
Independent Bank Corp.	10,235	461,701
Intesa Sanpaolo S.p.A - ADR	35,870	779,096
JPMorgan Chase & Co.	26,063	1,714,423
Mitsubishi UFJ Financial Group, Inc. - ADR	69,990	515,826
Old National Bancorp	30,990	421,774
Prosperity Bancshares, Inc.	9,965	533,825
Bank Mandiri Persero PT Tbk - ADR	71,564	586,825
PT Bank Rakyat Tbk- ADR	35,597	631,847
Retrophin, Inc. (a)	3,180	100,615
Royal Bank of Canada (b)	12,910	821,463
State Street Corp.	13,380	1,042,703
Sterling Bancorp	35,785	483,455
Texas Capital Bancshares, Inc. (a)	6,285	341,904
The PNC Financial Services Group, Inc.	8,683	830,876
United Overseas Bank Ltd. - ADR	13,630	468,599
Visa, Inc.	27,130	1,863,289
Webster Financial Corp.	11,465	434,409
Wells Fargo & Co.	24,011	1,343,656
Western Alliance Bancorp (a)	16,830	527,621
		25,546,107
Data Processing, Hosting and Related Services - 1.14%
AOL, Inc. (a)	9,845	492,348
Cap Gemini S.A. - ADR	13,594	592,155
DST Systems, Inc.	7,790	922,336
ExlService Holdings, Inc. (a)	10,235	367,437
Fiserv, Inc. (a)	12,120	971,418

InterXion Holding NV (a)(b)	9,555	293,243
		3,638,937
Electrical Equipment, Appliance, and Component Manufacturing - 0.16%
Spectrum Brands Holdings, Inc.	5,450	526,743
Fabricated Metal Product Manufacturing - 0.62%
Ball Corp.	7,180	509,708
Barnes Group, Inc.	13,720	552,367
Lincoln Electric Holdings, Inc.	3,340	224,481
Pentair PLC (b)	10,823	692,997
		1,979,553
Food and Beverage Stores - 0.62%
Casey's General Stores, Inc.	7,945	692,725
GrubHub, Inc. (a)	9,235	372,355
Koninklijke Ahold NV - ADR	45,238	924,212
		1,989,292
Food Manufacturing - 1.23%
Archer-Daniels-Midland Co.	19,290	1,019,477
Aryzta AG - ADR	16,308	518,594
J&J Snack Foods Corp.	4,445	479,171
Mondelez International, Inc.	45,856	1,907,151
		3,924,393
Food Services and Drinking Places - 1.24%
Buffalo Wild Wings, Inc. (a)	2,815	429,766
Chipotle Mexican Grill, Inc. (a)	1,250	769,400
Del Frisco's Restaurant Group, Inc. (a)	21,720	403,992
Jack in the Box, Inc.	6,190	537,354
Popeyes Louisiana Kitchen, Inc. (a)	10,125	563,051
Sodexo - ADR	6,920	715,044
The Cheesecake Factory, Inc.	10,620	547,673
		3,966,280
Funds, Trusts, and Other Financial Vehicles - 0.07%
Greenhill & Co., Inc.	5,665	220,595
Furniture and Home Furnishings Stores - 0.17%
Bed Bath & Beyond, Inc. (a)	7,450	531,334
General Merchandise Stores - 0.45%
Big Lots, Inc.	14,750	647,525
Macy's, Inc.	4,400	294,580
Wal-Mart Stores, Inc.	6,529	484,909
		1,427,014
Health and Personal Care Stores - 0.87%
CVS Health Corp.	19,167	1,962,318
Express Scripts Holding Co. (a)	9,202	801,862
		2,764,180
Heavy and Civil Engineering Construction - 0.24%
Granite Construction, Inc.	12,425	445,436
MYR Group, Inc. (a)	11,180	330,928
		776,364
Hospitals - 0.23%
HCA Holdings, Inc. (a)	9,085	743,426
Insurance Carriers and Related Activities - 4.12%
AIA Group Ltd. - ADR	23,660	624,387
American International Group, Inc.	17,577	1,030,188
Anthem, Inc.	4,230	710,006
Fidelity & Guaranty Life	16,130	354,215
FNF Group	23,996	910,888
Health Net, Inc. (a)	4,100	255,184
Infinity Property & Casuality Corp.	3,875	280,356
ING Groep NV - ADR	64,160	1,057,357
MetLife, Inc.	18,230	952,700

Munich Re Group - ADR	24,069	444,073
Primerica, Inc.	7,860	347,648
Prudential PLC - ADR	27,610	1,381,052
Sanlam Limited - ADR	54,500	622,935
Selective Insurance Group, Inc.	15,205	412,208
The Travelers Cos., Inc.	6,775	685,088
United Fire Group, Inc.	8,285	252,775
UnitedHealth Group, Inc.	12,170	1,462,956
Unum Group	24,823	867,812
WellCare Health Plans, Inc. (a)	6,000	514,020
		13,165,848
Leather and Allied Product Manufacturing - 0.17%
Steven Madden Ltd. (a)	14,092	532,396
Machinery Manufacturing - 2.30%
AAON, Inc.	23,008	544,599
ASML Holding NV	6,114	686,602
Cameron International Corp. (a)	12,000	615,960
Columbus McKinnon Corp.	15,380	350,818
ESCO Technologies, Inc.	12,130	452,449
Esterline Technologies Corp. (a)	3,610	390,494
Ingersoll-Rand PLC (b)	10,221	703,001
Kadant, Inc.	10,610	499,731
National Oilwell Varco, Inc.	11,289	555,306
Pall Corp.	3,440	428,074
Techtronic Industries Co. Limited - ADR	65,700	1,143,179
United Technologies Corp.	8,204	961,263
		7,331,476
Management of Companies and Enterprises - 0.62%
American Equity Invesment Life Holding Co.	17,400	442,134
Ashai Kasei Corp. - ADR	34,500	607,890
Bryn Mawr Bank Corp.	4,270	123,318
Cardinal Financial Corp.	18,630	384,523
City Holding Co.	9,640	435,342
		1,993,207
Merchant Wholesalers, Durable Goods - 1.24%
Anixter International, Inc. (a)	5,440	369,920
Applied Industrial Technologies, Inc.	11,055	468,400
Cie Generale des Etablissements Michelin - ADR	42,000	901,740
Continental Building Products, Inc. (a)	22,850	509,555
O'Reilly Automotive, Inc. (a)	5,580	1,224,978
United Stationers, Inc.	12,785	496,569
		3,971,162
Merchant Wholesalers, Nondurable Goods - 0.54%
ITOCHU Corp. - ADR (a)	30,500	819,230
Ralph Lauren Corp.	6,945	905,628
		1,724,858
Mining (except Oil and Gas) - 0.30%
Vulcan Materials Co.	10,748	966,568
Miscellaneous Manufacturing - 1.60%
Align Technology, Inc. (a)	9,550	579,399
Boston Scientific Corp. (a)	55,710	1,017,821
CONMED Corp.	11,520	639,821
CryoLife, Inc.	30,555	327,244
Dentsply Intl Inc New	4,650	241,963
Edwards Lifesciences Corp. (a)	2,150	281,048
Estee Lauder Cos., Inc.	5,600	489,608
Merit Medical Systems, Inc. (a)	16,010	329,166
Smith & Nephew PLC - ADR	34,200	1,212,389
		5,118,459

Motion Picture and Sound Recording Industries - 0.20%
inContact, Inc. (a)	44,935	436,768
Time Warner, Inc.	2,300	194,304
		631,072
Motor Vehicle and Parts Dealers - 0.15%
AutoNation, Inc. (a)	4,139	258,315
Malibu Boats, Inc. (a)	10,165	213,160
		471,475
Oil and Gas Extraction - 1.21%
BASF SE - ADR	6,990	648,602
Bonanza Creek Energy, Inc. (a)	10,460	217,359
Carrizo Oil & Gas, Inc. (a)	10,185	510,880
Diamondback Energy, Inc. (a)	5,390	419,396
Hess Corp.	10,011	675,942
Lukoil OAO - ADR	10,600	506,044
Minerals Technologies, Inc.	7,590	510,883
Parsley Energy, Inc. (a)	8,735	152,775
RSP Permian, Inc. (a)	8,240	234,675
		3,876,556
Other Information Services - 1.50%
Facebook, Inc. (a)	14,190	1,123,707
Google, Inc. (a)- Class C	1,331	708,238
Google, Inc. (a)- Class A	1,328	724,185
Liberty Global PLC (a)(b)	11,897	684,434
NetEase, Inc. - ADR	4,100	579,781
VeriSign, Inc. (a)	15,310	967,439
		4,787,784
Paper Manufacturing - 0.60%
Kimberly-Clark Corp.	1,440	156,758
Neenah Paper, Inc.	6,320	381,033
Sealed Air Corp.	21,525	1,048,268
Boise Cascade Co. (a)	9,420	333,845
		1,919,904
Personal and Laundry Services - 0.13%
Shutterfly, Inc. (a)	8,825	410,363
Petroleum and Coal Products Manufacturing - 2.85%
BP PLC - ADR	33,088	1,371,828
Chevron Corp.	10,756	1,107,868
Exxon Mobil Corp.	6,296	536,419
Marathon Oil Corp.	32,568	885,524
Marathon Petroleum Corp.	6,030	623,864
Norsk Hydro ASA - ADR	94,545	447,198
Royal Dutch Shell PLC - ADR	13,920	831,302
Statoil ASA - ADR	72,607	1,349,038
Tesoro Corp.	2,950	261,075
Valero Energy Corp.	28,701	1,700,248
		9,114,364
Pipeline Transportation - 0.05%
South Jersey Indsustries, Inc.	5,580	147,256
Plastics and Rubber Products Manufacturing - 0.33%
Illinois Tool Works, Inc.	11,268	1,057,276
Primary Metal Manufacturing - 0.28%
Kaiser Aluminum Corp.	5,440	441,347
Worthington Industries, Inc.	16,270	442,707
		884,054
Professional, Scientific, and Technical Services - 3.66%
Amgen, Inc.	5,790	904,745
Baidu, Inc. - ADR (a)	2,670	527,058
Biogen Idec, Inc. (a)	3,090	1,226,700

Callidus Software, Inc. (a)	25,600	366,592
Convergys Corp.	19,905	494,241
ICON PLC (a)(b)	9,060	587,722
IHS, Inc. (a)	4,100	505,940
Infosys Limited - ADR	33,300	1,061,271
International Business Machines Corp.	4,235	718,468
MasterCard, Inc.	14,540	1,341,460
National CineMedia, Inc.	18,040	287,377
Omnicom Group, Inc.	9,426	702,520
Pandora A/S - ADR	41,500	1,040,820
Proofpoint, Inc. (a)	7,610	449,979
Synaptics, Inc. (a)	6,135	611,291
TeleTech Holdings, Inc.	14,750	374,945
Tetra Tech, Inc.	12,930	338,249
The KEYW Holding Corp. (a)	19,690	137,830
		11,677,208
Publishing Industries (except Internet) - 2.43%
Electronic Arts, Inc. (a)	10,800	677,754
Intuit, Inc.	10,910	1,136,277
Microsoft Corp.	44,774	2,098,109
Oracle Corp.	19,820	861,972
Qlik Technologies, Inc. (a)	7,755	280,498
Reed Elsevier NV - ADR	9,129	443,213
SciQuest, Inc. (a)	22,795	347,852
SS&C Technologies Holdings, Inc.	7,965	469,377
Symantec Corp.	40,895	1,007,039
Tyler Technologies, Inc. (a)	3,535	429,432
		7,751,523
Rail Transportation - 0.87%
Canadian National Railway Co. (b)	8,040	477,254
Norfolk Southern Corp.	10,369	953,949
Union Pacific Corp.	13,410	1,353,204
		2,784,407
Rental and Leasing Services - 0.13%
McGrath RentCorp.	13,615	414,441
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.20%
Affiliated Managers Group, Inc. (a)	4,040	903,586
Alibaba Group Holding Ltd. - ADR (a)	12,261	1,095,152
Evercore Partners, Inc.	8,630	439,871
Franklin Resources, Inc.	13,450	684,740
Legg Mason, Inc.	12,632	674,044
Medtronic PLC (b)	13,586	1,036,883
Nomura Holdings, Inc. - ADR	94,642	626,530
Q2 Holdings, Inc. (a)	5,535	131,235
Stifel Financial Corp. (a)	9,670	515,024
T.Rowe Price Group, Inc.	8,950	722,176
Waddell & Reed Financial, Inc.	4,050	193,509
		7,022,750
Support Activities for Mining - 0.34%
Halliburton Co.	20,089	912,040
Pioneer Energy Services Corp. (a)	23,575	165,497
		1,077,537
Support Activities for Transportation - 0.74%
Hutchison Whampoa Limited - ADR	58,000	1,720,860
XPO Logistics, Inc. (a)	12,970	637,605
		2,358,465
Telecommunications - 2.78%
AT&T, Inc.	14,625	505,148
Atlantic Tele-Network, Inc.	5,110	342,626

BT Group PLC - ADR	18,790	1,287,115
CenturyLink, Inc.	6,940	230,686
j2 Global, Inc.	7,850	521,319
Nippon Telegraph & Telephone Corp. - ADR	27,470	952,385
RigNet, Inc. (a)	9,725	345,140
SK Telecom Co, Ltd. - ADR	19,572	478,340
SoftBank Corp. - ADR	26,870	802,070
Tencent Holdings Limited - ADR	43,100	860,276
Verizon Communications, Inc.	35,450	1,752,647
Vodafone Group PLC - ADR	20,691	807,569
		8,885,321
Transportation Equipment Manufacturing - 3.52%
Airbus Group - ADR	53,811	905,101
Eaton Corp PLC (b)	14,232	1,018,869
Embraer S.A. - ADR	16,910	509,329
Federal Signal Corp.	19,275	286,812
General Dynamics Corp.	6,950	974,112
General Motors Co.	22,302	802,203
Harley-Davidson, Inc.	8,174	437,227
Honda Motor Co., Ltd. - ADR	23,485	803,657
Honeywell International, Inc.	9,137	952,075
KOC Holding AS - ADR	22,900	511,128
Lear Corp.	6,080	705,402
Magna International, Inc. (b)	19,390	1,115,119
Nissan Motor Co., Ltd. - ADR	41,608	864,613
Tata Motor Limited - ADR	13,905	532,562
Tenneco, Inc. (a)	10,165	596,889
Trinity Industries, Inc.	7,800	233,922
		11,249,020
Truck Transportation - 0.22%
Old Dominion Freight Lines, Inc. (a)	3,000	204,030
Roadrunner Transportation Systems, Inc. (a)	10,035	249,570
Swift Transportation Co. (a)	10,695	248,873
		702,473
Utilities - 2.07%
Calpine Corp. (a)	30,727	617,613
Cleco Corp.	7,265	394,126
Électricité de France S.A - ADR	104,990	501,852
Entergy Corp.	3,750	286,763
Korea Electric Power Corp. - ADR	32,030	662,060
Linde AG - ADR	40,040	774,374
NextEra Energy, Inc.	10,565	1,081,222
NorthWestern Corp.	8,540	444,251
ONEOK, Inc.	5,700	238,944
PG&E Corp.	12,899	689,709
Tenaga Nasional Berhad - ADR	63,034	925,339
		6,616,253
Waste Management and Remediation Services - 0.08%
US Ecology, Inc.	5,715	263,519
Water Transportation - 0.20%
Royal Caribbean Cruises Ltd. (b)	8,450	642,031
Total Common Stocks (Cost $201,298,845)		245,641,134

Exchange-Traded Funds - 18.50%
Guggenheim Frontier Markets ETF	90,100	1,201,033
iShares China Large-Cap ETF	19,000	926,440
iShares Global Energy ETF	48,700	1,796,543
iShares MSCI EAFE ETF	276,400	18,419,296
iShares MSCI Italy Capped ETF	76,700	1,193,452

iShares MSCI South Korea Capped ETF		20,700	1,196,460
iShares MSCI Spain Capped ETF		34,100	1,187,362
iShares MSCI United Kingdom ETF		77,000	1,488,410
iShares Russell 1000 Value		142,000	14,949,760
iShares Russell 2000 Value		24,200	2,998,864
SPDR S&P Emerging Markets SmallCap ETF		81,900	3,903,354
Vanguard FTSE Emerging Markets ETF		14,000	592,760
Vanguard FTSE European ETF		26,200	1,485,016
Vanguard FTSE Pacific ETF		94,700	5,968,941
Vanguard Total Stock Market ETF		16,400	1,792,684
Total Exchange-Traded Funds (Cost $49,186,436)			59,100,375

Preferred Stocks - 0.45%
Chemical Manufacturing - 0.28%
Henkel AG & Co KGaA - ADR		7,605	912,904
Credit Intermediation and Related Activities - 0.17%
Banco Bradesco SA - ADR		60,204	529,795
Total Preferred Stocks (Cost $1,431,720)			1,442,699

Real Estate Investment Trusts - 1.44%
DCT Industrial Trust, Inc.		14,487	473,870
DuPont Fabros Technology, Inc.		13,280	428,147
EastGroup Properties, Inc.		5,845	325,157
EPR Properties		9,130	526,528
Kite Realty Group Trust		16,858	456,009
LaSalle Hotel Properties		11,365	414,368
Public Storage		2,020	390,951
Ramco-Gershenson Properties Trust		22,985	395,802
Sovran Self Storage, Inc.		4,920	448,753
Weyerhaeuser Co.		22,906	745,819
Total Real Estate Investment Trusts (Cost $3,582,793)			4,605,404

Money Market Funds - 2.91%
Money Market Fund - 2.91%
Fidelity Institutional Money Market Funds - Government Portfolio		9,285,419	9,285,419
Total Money Market (Cost $9,285,419)			9,285,419

Total Investments (Cost $264,785,213) - 100.21%			320,075,031
Liabilities in Excess of Other Assets - (0.21)%			(667,561)
Total Net Assets - 100.00%			$319,407,470

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$216,357,017	$264,785,213
Gross unrealized appreciation - Futures	109,328	-
Gross unrealized appreciation - Investments	3,222,704	61,789,325
Gross unrealized depreciation - Futures	(42,327)	-
Gross unrealized depreciation - Investments	(1,580,149)	(6,499,507)
Net unrealized appreciation	$1,709,556	$55,289,818

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, futures contacts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2015.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$25,542,610	$-	$25,542,610
Corporate Bonds	-	38,623,891	-	38,623,891
Foreign Corporate Bonds	-	16,960,550	-	16,960,550
Foreign Government Agency Issues	-	541,516	-	541,516
Foreign Government Notes/Bonds	-	885,301	-	885,301
Mortgage Backed Securities	-	34,713,110	-	34,713,110
Municipal Bonds	-	788,495	-	788,495
U.S. Government Agency Issues	-	12,386,839	-	12,386,839
U.S. Government Notes/Bonds	-	28,884,423	-	28,884,423
U.S. Treasury Bill	-	5,999,964	-	5,999,964
Total Fixed Income Securities	-	165,326,699	-	165,326,699
Exchange-Traded Funds	38,005,836	-	-	38,005,836
Money Market Funds	14,667,152	-	-	14,667,152
Total Investments in Securities	$52,672,988	$165,326,699	$-	$217,999,687

Liabilities:
Futures Contracts*	$-	$67,001	$-	$67,001

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $109,328 and unrealized depreciation of $42,327.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Diversified Equity Fund

	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$245,641,134	$-	$-	$245,641,134
Preferred Stocks	1,442,699	-	-	1,442,699
Real Estate Investment Trusts	4,605,404	-	-	4,605,404
Total Equity	251,689,237	-	-	251,689,237
Exchange-Traded Funds	59,100,375	-	-	59,100,375
Money Market Funds	9,285,419	-	-	9,285,419
Total Investments in Securities	$320,075,031	$-	$-	$320,075,031

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Transfers into Level 1	$796,086
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$796,086

Transfers into Level 2	$-
Transfers out of Level 2	(796,086)
Net transfers in and/or out of Level 2	$(796,086)

(1) Transfers between level resulted from securities priced previously with an offical close price (Level 1 securities) or on days where there has been no sale on such exchange, or on NASDAQ, the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location		Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures			$109,328		42,327
	Assets- Unrealized appreciation*			Assets- Unrealized depreciation*
Total			$109,328		$42,327

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2014 through May 31, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(314,111)	$(314,111)
Total	$(314,111)	$(314,111)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$67,208	$67,208
Total	$67,208	$67,208

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  July 27, 2015

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  July 27, 2015

* Print the name and title of each signing officer under his or her signature.